Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue						$ 401,620
Operating Expenses
General and Administrative	348,278	122,186	3,141,059	240,153	$ 1,413,982	515,875
Professional Fees	31,100	37,917	50,474	188,228	342,845	157,976
Officer's Salary	54,853	148,050	199,415	266,205	627,197	528,127
Rent - Related Party	3,128	6,153	6,263	9,426	14,793	11,520
Research and Development	32,970	20,937	37,782	43,241	223,050	148,069
Total Operating Expenses	470,329	335,243	3,434,993	747,253	2,621,867	1,361,567
Loss from Operations	(470,329)	(335,243)	(3,434,993)	(747,253)	(2,621,867)	(959,947)
Other Income/(Expenses)
Gain on forgiveness of debt						19,924
Interest expense	(98,468)	(70,695)	(185,143)	(137,615)	(294,352)	(228,954)
Interest income		3,441		4,625	6,369
Total Other Income/(Expenses)	(98,468)	(67,254)	(185,143)	(132,990)	(287,983)	(209,030)
Net (Loss) before Provision for Income Taxes	(568,797)	(402,497)	(3,620,136)	(880,243)	(2,909,850)	(1,168,977)
Provision for Income Taxes
Net (Loss)	$ (568,797)	$ (402,497)	$ (3,620,136)	$ (880,243)	$ (2,909,850)	$ (1,168,977)
Net Income (Loss) Per Share - Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding during the period - Basic and Diluted	844,468,378	835,733,840	844,468,378	828,912,974	835,587,422	816,874,442